Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
	2013	2012
Licenses	453	453
Trade name and trademark	558	658
Patents	412	412
Organization costs	363	363
Total gross value	1,785	1,886
Less: accumulated amortization	(1,749)	(1,814)
Total	36	71